Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

NOTE 4 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$159,467	$19,303
Restricted cash	9,979	11,425
Total cash and cash equivalents and restricted cash	$169,446	$30,728

As of December 31, 2021 and December 31, 2020, restricted cash amounted to $9,979 and $11,425, respectively and relates to amounts held in retention accounts in order to service debt and interest payments, as required by certain of the Company’s credit facilities and financial liabilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.